CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 83,790	$ 79,145
Restricted cash	448	0
Amounts receivable	23,684	19,097
Inventory	45,322	35,337
Prepaid expenses	6,734	3,718
Total Current Assets	159,978	137,297
Non-current Assets
Deferred income tax	3,343	7,178
Other intangible assets	3,929	4,366
Mine properties, plant and equipment	146,659	148,965
Total Non-current Assets	153,931	160,509
Total Assets	313,909	297,806
Current Liabilities
Accounts payable and accrued liabilities	19,723	15,968
Deferred revenue	5,469	3,223
Current portion of lease liability	563	0
Current portion of provisions	913	368
Debt	15,000	24,788
Total Current Liabilities	41,668	44,347
Non-current Liabilities
Lease liability	1,987	0
Provisions	4,557	6,295
Total Non-current Liabilities	6,544	6,295
Total Liabilities	48,212	50,642
Equity
Issued capital	415,982	406,214
Equity reserves	17,814	21,291
Accumulated other comprehensive loss	(118,772)	(108,438)
Deficit	(49,327)	(71,903)
Total equity	265,697	247,164
Total Liabilities and Equity	$ 313,909	$ 297,806